RELATED PARTY TRANSACTIONS AND BALANCES (Details 4) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts payable due to related parties	$ 912,534	$ 709,911
Related party loan	4,631,190
Shanda Network
Related Party Transaction [Line Items]
Accounts payable due to related parties	912,534	$ 709,911
Shanda Computer
Related Party Transaction [Line Items]
Related party loan	$ 4,631,190